13. STOCK HOLDERS' EQUITY	7 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Equity [Abstract]
STOCK HOLDERS' EQUITY

Preferred Stock

The Company is authorized to issue 5,000,000 shares of preferred stock, with no par value.  No shares of preferred stock have been issued or are outstanding, and no rights, privileges or preferences have been determined and designated by the board of directors.

Common Stock

The Company is authorized to issue 100,000,000 shares of no-par value common stock.

On June 30, 2013, the Company issued 12,400,000 shares of common stock to its founders for cash consideration of $0.001 per share.

Between July 11, 2013 and August 8, 2013, the Company sold 707,000 shares of its common stock for cash consideration of $1.00 per share.  Each of these shares has a Series A Warrant attached with an exercise price of $10.00.  The company may force this exercise at any time, as the requirement for 10 days of consecutive trading at a price at or greater than $10 has already been met.

On August 14, 2013, following the reverse merger of ACS with the Company, existing shareholders of the Company owned 9,724,200 shares of its common shares However, 8,000,000 of these shares were then immediately purchased by the Company for cash consideration of $100,000 and cancelled.

Between August 14, 2013 and September 19 2013, the Company sold a further 266,000 shares of its common stock for cash consideration of $1.00 per share.  Each of these shares has a Series A Warrant attached with an exercise price of $10.00.  The company may force this exercise at any time, as the requirement for 10 days of consecutive trading at a price at or greater than $10 has already been met.

On December 9, 2014, the Company issued 40,000 shares of stock in return for professional services.

On December 27, 2014, the Company issued 10,600 warrants to the placement agent for our convertible note offering. Each warrant entitles the agent to purchase a one share of our common stock at a price of$5 per share.

At December 31, 2013, the Company had 15,137,200 shares of its common stock issued and outstanding.

	Common Stock	Warrants
June 5, 2013 (Inception)	-	-
Issued for cash proceeds of $985,400	13,373,000	973,000
Issued as part of exchange agreement	9,724,200
Terminated as part of exchange agreement	(8,000,000)
Issued as compensation under a consulting agreement	40,000	-
Warrants issued to placement agent	-	10,600
December 31, 2013	15,137,200	983,600

The following table summarizes information about warrants outstanding December 31, 2013:

Exercise Price	Warrants Outstanding	Weighted Average Life of Outstanding Warrants In Months	Date of Expiration
$5.00	10,600	58	10/31/2018
$1.00	973,000	31	7/31/2016
$1.04	983,600	31.3

13.   STOCKHOLDERS’ EQUITY

Common Stock

On January 5, 2014, the Company re-acquired 1,750,000 shares of its common stock for no consideration from existing common stockholders. The re-acquired shares were returned to the Company’s, authorized but unissued share account. The $1,750 gain on the return of these shares of common stock has been charged to stockholders’ equity.

Since the issuance of the January 2014 notes, seven (7) of the January 2014 Issuance note holders converted their loan notes with principal balances totaling $485,000 and accrued interest of $3,669 into 97,733 shares of the Company’s common stock at a conversion price of $5.00 per share.

Warrants

Series A Warrants

Between July 11, 2013 and August 8, 2013, the Company issued 707,000 shares of its common stock and 707,000 Series A Warrants for cash consideration of $1.00 per share. Each Series A Warrant entitles the holder to purchase one share of the Company’s common stock at a price of $10.00 per share. The Series A Warrants expire on the earlier of August 1, 2016, or twenty days following written notification from the Company that its common stock had a closing bid price at or above $12.00 for any ten consecutive trading days. This condition has been met as of April 30, 2014; however, the Company has chosen not to force this conversion feature at this time.

Between August 14, 2013 and September 19, 2013, the Company issued an additional 266,000 shares and 266,000 Series A Warrants of its common stock for cash consideration of $1.00 per share. The Series A Warrants expire on the earlier of August 1, 2016, or twenty days following written notification from the Company that its common stock had a closing bid price at or above $12.00 for any ten consecutive trading days. This condition has been met as of April 30, 2014; however, the Company has chosen not to force this conversion feature at this time.

At September 30, 2014, there were 973,000 Series A Warrants issued and outstanding.

Series B Warrants

On January 29, 2014, the Company issued 160.5 Series B Warrants, convertible to 32,100 shares of its common stock, to a broker-dealer as compensation for placement of convertible notes payable totaling $1,605,000. Each Series B Warrant allows the holder to purchase 200 shares of the Company’s common stock at an exercise price of $5.00 per share at any time on or before October 31, 2018. At the time the warrants were issued, they had an estimated fair market value of $83,452, based on the Black-Scholes pricing model which has been recognized as part of the debt discount related to this note issuance and is being amortized over the life of the notes from January 29, 2014 through October 31, 2018 on a straight-line basis that approximates the effective interest method.

At the times the Series B Warrants were issued, the following assumptions were used to derive the value of the warrants using the Black-Scholes pricing model:

Stock price	13.75
Risk-free interest rate	1.81%
Expected dividend yield	0.00%
Expected term (in years)	4.8
Expected volatility	171%

At September 30, 2014, there were 213.5 Series B Warrants issued and outstanding in respect of 42,700 shares of the Company’s common stock.

Series C Warrants

On January 21, 2014, the Company issued to Full Circle, for $500,000, warrants which allow Full Circle to purchase up to 1,000,000 shares of the Company’s common stock at any time on or prior to January 21, 2017 at a price of $5.50 per share. As part of the $500,000 proceeds from the warrant being issued to Full Circle, $100,000 was retained by Full Circle to cover legal and deal related expenses of future financing transactions, which was recorded as deferred financing costs (see Note 8). On September 24, 2014, the Company and Full Circle entered into Amendment No. 1 to the SPA, which changed the exercise price of the warrants issuable to $4.00 per share of the Company’s common stock, and increased the amount of warrants issuable to 1,400,000 warrants to purchase shares of the Company’s common stock. See Note 14 for discussion of accounting for value of the revisions.

At September 30, 2014, there were 1,400,000 Series C Warrants issued and outstanding (see Notes 13 and 14).

The following table summarizes information about warrants outstanding as of September 30, 2014:

	Exercise Price	Warrants Outstanding	Weighted Average Life of Outstanding Warrants in Months	Date of Expiration
Series A Warrants	$10.00	973,000	22	7/31/2016
Series B Warrants	5.00	42,700	49	10/31/2018
Series C Warrants	4.00	1,400,000	28	1/21/2017
	$6.43	2,415,700	26

The following table summarizes the changes in shares of common stock and warrants issued and outstanding for the nine months ended September 30, 2014:

	Common Stock	Warrants
Balance at December 31, 2013	15,137,200	983,600
Re-acquired shares of common stock	(1,750,000)	-
Warrants issued to Full Circle for $500,000 consideration – Series C Warrants	-	1,400,000
Warrants issued to placement agent – Series B Warrants	-	32,100
Shares issued for services	200,000	-
Issued in settlement of $485,000 convertible notes payable and accrued interest of $3,669	97,773	-
Balance at September 30, 2014	13,684,933	2,415,700